Notes to the reconciliation of segment information to the historical financial statements	12 Months Ended
Dec. 31, 2012
Notes to the reconciliation of segment information to the historical financial statements
24.	Notes to the reconciliation of segment information to the historical financial statements

The following provides a breakdown of the reconciling items for each line item presented

		Fiscal Year Ended		Six Months Ended	Fiscal Year Ended
		December 31, 2012	December 31, 2011	December 31, 2010	June 30, 2010
Operating costs
Provision for rehabilitation	(d)	(7.3)	(1.8)	1.1	1.7

Amortization and depreciation
Business combination—acquisition of Kloof during the formation of Original Gold Fields	(a)	(4.0)	(5.6)	(2.7)	(5.3)
Business combination—acquisition of Driefontein during the formation of Gold Fields	(b)	(13.6)	(15.3)	(7.7)	(14.6)
Provision for rehabilitation	(d)	2.0	0.8	1.0	2.9
Amortization—capitalized interest	(e)	—	—	—	(0.1)

Net Increase in amortization		(15.6)	(20.1)	(9.4)	(17.1)

South Deep
Profit on distribution of South Deep	(c)	—	—	(638.5)	—

Other items as detailed in the statement of operations		(1.7)	—	—	(9.2)

		December 31, 2012	December 31, 2011
Total liabilities excluding deferred income and mining taxes
Provision for rehabilitation	(d)	(44.4)	(33.5)
Debt guarantee in respect of a group company	(g)	(22.9)	—

		(67.3)	(33.5)

Total assets
Business combination—formation of Original Gold Fields	(a)	64.9	72.4
Business combination—formation of Gold Fields	(b)	131.9	152.4
Provision for rehabilitation	(d)	(42.7)	(26.5)
Amortization—Interest capitalised	(e)	(0.2)	(0.1)
Interest capitalization	(e)	2.7	2.8
Investments in affiliates	(f)	(3.2)	(3.4)

Net increase in assets		153.4	197.6

Notes to the reconciliation of segment information to the historical financial statements

(a) Business combination—acquisition of Kloof during the formation of Original Gold Fields

For management reporting purposes, the formation of Original Gold Fields was accounted for as a uniting-of-interests. Under U.S. GAAP, the Company accounted for the assets and liabilities acquired from Gold Fields of South Africa Limited at historical cost, and the assets and liabilities acquired from Gencor and outside shareholders as a purchase.

(b) Business combination—acquisition of Driefontein during the formation of Gold Fields

For management reporting purposes, the difference between the purchase price and net asset value of acquired assets that arose on this transaction was set-off against shareholders’ equity. Under U.S. GAAP, the excess purchase price was capitalized to property, plant and equipment and is being amortized over its useful life.

(c) South Deep

For management reporting purposes, the South Deep distribution was not disposed off at carrying values resulting in recognition of the amount in excess of the net asset in net income or loss. Under U.S. GAAP, transactions involving dividend in-specie is accounted for akin to transactions under common control, at historical carrying values. Therefore, there was no excess over the net asset value of South Deep operation recognized in net income or loss.

(d) Provision for rehabilitation

Revisions to the asset retirement obligation

For management reporting purposes, all changes in the carrying amount of the obligation are recognized as an increase or decrease in the carrying amount of the associated capitalized retirement cost. Due to differences in the capitalized retirement cost between management reporting and U.S. GAAP, differences could arise. Changes resulting from revisions in the timing or amount of estimated cash flows are recognized as an increase or decrease in the carrying amount of the asset retirement obligation and the associated capitalized retirement cost for U.S. GAAP.

In addition, the current discount rate is applied to measure the retirement obligation for management reporting purposes. Under U.S. GAAP any decreases in the asset retirement obligation as a result of downward revisions in cash flow estimates should be treated as a modification of an existing asset retirement obligation, and should be measured at the historical discount rate used to measure the initial asset retirement obligation.

Amortization of rehabilitation asset

For reasons discussed above, the rehabilitation asset’s carrying value for management reporting purposes is different to that under U.S. GAAP, which results in a different amortization charge.

(e) Interest capitalization

For management reporting purposes, borrowing costs are capitalized to the extent that qualifying assets are financed through specific debt financing or general outstanding debt not for any specific purpose other than funding the operations of the Group. Historically under U.S. GAAP, total outstanding debt financing was taken into account in calculating the amount of borrowing cost to be capitalized. The difference arise from the amortization of the historical difference that was capitalized.

(f) Investments in equity investees

For management reporting purposes an equity investment exceeding a 20% shareholding was treated as an available-for-sale investment prior to fiscal 2003. Under U.S. GAAP this investment was accounted for under the equity method since acquisition.

(g) Debt guarantee in respect of parent’s debt

For management reporting purposes, a financial guarantee liability is recognized for the debt guarantee provided by the Group to its parent or another subsidiary of that parent’s debt issuers. Under U.S. GAAP, a guarantee by a subsidiary of the debt owed to a third party by either its parent or another subsidiary of that parent is not recognized.